NOTE 10. RESTATEMENT OF FINANCIAL STATEMENTS (Details Narrative) (USD $) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Mar. 01, 2011	Feb. 08, 2011	Nov. 19, 2010
Notes to Financial Statements
Shares issued to founders					$ 65,000,000
Price per share					$ 0.15
Par value per share		$ 0.001	$ 0.001		$ 0.001
Shares issued to services providers						400,000	300,000
Net loss before adjustment			(784,774)
Net loss after adjustment			(10,560,774)
Area Lead Request Deposits Received			35,500	38,000
Refunded to clients	500	4,845	16,506	1,000
Increase in revenue		19,152	15,149
Customer deposits		1,500	28,997	21,851
Deferred revenue		1,000	19,152	15,149
Increase decrease revenue			4,003	37,000
Refunded to clients		4,500	11,848
Decrease in customer deposit			12,006
Change in revenue			8,003
Total commission		$ 2,492,664	$ 1,925,960